FAIR VALUE AND RISK MANAGEMENT - Foreign Exchange Forward Contracts (Details) CAD in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2017 EUR (€) contract	Dec. 31, 2017 CAD contract	Dec. 31, 2016 CAD contract
Foreign exchange forward contracts
Net fair value (gain) loss | CAD			CAD (823)	CAD 2,394
Foreign exchange forward contract
Foreign exchange forward contracts
Number of contracts outstanding	18	18	18	13
Purchase CAD and sell EURO
Foreign exchange forward contracts
Number of contracts outstanding	12	12	12
Purchase of functional currency | CAD			CAD (39,600)
Sale of foreign currency | €		€ 26.0
Purchase USD and sell EURO
Foreign exchange forward contracts
Number of contracts outstanding	3	3	3
Sale of foreign currency | €		€ 15.0
Purchase of foreign currency | $	$ (18.0)
Purchase EURO and sell USD
Foreign exchange forward contracts
Number of contracts outstanding	3	3	3
Sale of foreign currency | $	$ 17.8
Purchase of foreign currency | €		€ (15.0)